Share-Based Payment Transactions (Details) - shares				1 Months Ended		12 Months Ended
	Jun. 14, 2020	Nov. 11, 2019	Mar. 11, 2019	May 27, 2020	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment Transactions (Details) [Line Items]
Options exercisable to ordinary shares	3,000,000	500,000	400,000	3,750,000	340,000
Description of exercise price	exercise price of NIS 0.25 per share (USD 0.07 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day).	exercise price of NIS 0.28 per share (USD 0.08 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019).	exercise price of NIS 2.344 per share (USD 0.68 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019).	exercise price of NIS 0.25 per shares (USD 0.06 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day).	exercise price of NIS 2.344 per shares (USD 0.68 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2019).
Grant period	4 years	48 months	48 months	48 months	4 years
Weighted average remaining contractual life						6 years 357 days	7 years 339 days	7 years 233 days
Board of directors [Member]
Share-Based Payment Transactions (Details) [Line Items]
Options exercisable to ordinary shares				2,500,000
Description of exercise price				exercise price of NIS 0.25 per share (USD 0.06 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day).
Grant period				4 years